CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total	Share Capital	Reserves	Treasury Shares	Option for Acquisition of Equity Instrument	Profit Attributed to the Parent	Dividends and Remuneration	Total	Available-for-sale Financial Assets	Defined Benefits plan	Translation adjustments investment abroad	Gains and losses - Cash flow hedge and Investment	Total	Non-controlling Interests
Balances at Dec. 31, 2014	R$ 78,683,293	R$ 56,806,384	R$ 20,594,135	R$ (445,501)	R$ (950,000)	R$ 5,630,023	R$ (1,530,000)	R$ 80,105,041	R$ 73,292	R$ (1,881,350)	R$ 702,349	R$ (696,212)	R$ 78,303,120	R$ 380,173
Statement of changes in equity [line items]
Total comprehensive income	7,504,215					9,783,740		9,783,740	(2,718,709)	739,706	791,228	(1,141,836)	7,454,129	50,086
Appropriation of net profit for the year			5,630,023			(5,630,023)
Dividends and interest on capital	(6,200,000)		(1,530,000)				(4,670,000)	(6,200,000)					(6,200,000)
Share based compensation	160,916		160,916					160,916					160,916
Treasury shares	(246,975)			(246,975)				(246,975)					(246,975)
Capital restructuring	(50)			(50)				(50)					(50)
Results of treasury shares	(3,918)		(3,918)					(3,918)					(3,918)
Option for Acquisition of Equity Instrument	(307,000)				(67,000)			(67,000)					(67,000)	(240,000)
Cancellation of Shares			(268,573)	268,573
Other	244,803	193,616	(193,616)											244,803
Balances at Dec. 31, 2015	79,835,284	57,000,000	24,388,967	(423,953)	(1,017,000)	9,783,740	(6,200,000)	83,531,754	(2,645,417)	(1,141,644)	1,493,577	(1,838,048)	79,400,222	435,062
Statement of changes in equity [line items]
Total comprehensive income	10,248,650					7,334,563		7,334,563	3,311,607	(941,833)	(634,207)	1,048,165	10,118,295	130,355
Appropriation of net profit for the year			9,783,740			(9,783,740)
Dividends and interest on capital	(5,250,000)		(6,200,000)				950,000	(5,250,000)					(5,250,000)
Share based compensation	(35,463)		(35,463)					(35,463)					(35,463)
Treasury shares	(90,031)			(90,031)				(90,031)					(90,031)
Capital restructuring	(50)			(50)				(50)					(50)
Treasury shares income	(11,574)		(11,574)					(11,574)					(11,574)
Other	115,743		(44,344)					(44,344)					(44,344)	160,087
Balances at Dec. 31, 2016	84,812,559	57,000,000	27,881,326	(514,034)	(1,017,000)	7,334,563	(5,250,000)	85,434,855	666,190	(2,083,477)	859,370	(789,883)	84,087,055	725,504
Statement of changes in equity [line items]
Total comprehensive income	9,711,480					8,924,064		8,924,064	1,147,384	(620,903)		46,951	9,497,496	213,984
Appropriation of net profit for the year			7,334,563			(7,334,563)
Dividends and interest on capital	(6,300,000)		(5,250,000)				(1,050,000)	(6,300,000)					(6,300,000)
Share based compensation	37,161		37,161					37,161					37,161
Treasury shares	(378,776)		(744,419)	365,643				(378,776)					(378,776)
Capital restructuring	(49)			(49)				(49)					(49)
Treasury shares income	(2,498)		(2,498)					(2,498)					(2,498)
Other	(792,276)		(289,682)					(289,682)					(289,682)	(502,594)
Balances at Dec. 31, 2017	R$ 87,087,601	R$ 57,000,000	R$ 28,966,451	R$ (148,440)	R$ (1,017,000)	R$ 8,924,064	R$ (6,300,000)	R$ 87,425,075	R$ 1,813,574	R$ (2,704,380)	R$ 859,370	R$ (742,932)	R$ 86,650,707	R$ 436,894